Note 11 - Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

10. Stockholders’ Deficit

We have 501,000,000 shares of capital stock authorized under our certificate of incorporation, consisting of 500,000,000 shares of common stock and 1,000,000 shares of preferred stock. As of September 30, 2014, we have authorized (i) 2,000 shares of Series A Convertible Preferred Stock, par value $0.001, (ii) 4,000 shares of Series B 4% Convertible Preferred Stock, par value $0.001, (iii) 1,175 shares of our Series C 8% Convertible Preferred Stock, par value $0.001, and (iv) 1,180 shares of our Series D 8% Convertible Preferred Stock, par value $0.001. All preferred stock has been converted or cancelled and none remain outstanding

On March 11, 2014, we filed a Registration Statement on Form S-1/A to register 35 million shares of common stock related to our Equity Purchase Agreement with Southridge and on March 21, 2014, the Securities and Exchange Commission declared the Registration Statement effective. On March 26, 2014, we submitted an initial take-down request of $300,000 to Southridge pursuant to the terms of the Equity Purchase Agreement of which partial proceeds of $100,000 was received on March 31, 2014 and $200,000 on April 16, 2014. On April 17, 2014, we issued 8,079,800 shares of our common stock in a Section 3(a) (10) proceeding that generated proceeds in the amount of $250,000 in full settlement of a claim (see Note 17. Commitments and Contingencies). On June 4, 2014, June 18, 2014 and July 8, 2014, we submitted additional take-down requests for $100,000, $100,000 and $125,000, respectively, pursuant to the terms of the Equity Purchase Agreement. We issued a total of 31,760,578 shares of our common stock at an average price of $0.02 per share pursuant to the terms of the Equity Purchase Agreement. We have approximately 3.2 million shares remaining under our effective Form S-1 and available pursuant to the terms of our Equity Purchase Agreement following our take-downs through August 11, 2014.

Pursuant to the terms of our Equity Purchase Agreement, a placement fee of one million shares of unregistered common stock was due to Southridge pursuant to the terms of the Equity Purchase Agreement. As of March 31, 2014, we issued 500,000 shares of unregistered common stock due upon the declaration of effectiveness of our Form S-1/A by the Securities and Exchange Commission of our Form S-1/A. In April 2014, we issued the remaining 500,000 shares of unregistered common stock to Southridge upon the completion of our initial take-down request under the Equity Purchase Agreement. The sales of the above securities were deemed to be exempt from registration under the Securities Act in reliance upon Section 4(a) (2) of the Securities Act as transactions by an issuer not involving any public offering. The recipients of the securities in each of these transactions represented their intentions to acquire the securities for investment only and not with a view to or for sale in connection with any distribution thereof, and appropriate legends were placed upon the stock certificates issued in these transactions.

On December 10, 2014, we entered into the December Equity Purchase Agreement with Southridge, that superseded our Prior Equity Purchase Agreement with Southridge that was entered into on January 23, 2014. The terms of the December Equity Purchase Agreement are substantially similar to those of the Prior Equity Purchase Agreement. Pursuant to the December Equity Purchase Agreement and as provided in the Prior Equity Purchase Agreement, Southridge has committed to purchase up to $5,000,000 worth of our common stock, over a period of time terminating on the earlier of: (i) 18 months from the effective date of the registration statement to be filed by us for the Equity Purchase Agreement; or (ii) the date on which Southridge has purchased an aggregate maximum purchase price of $5,000,000 pursuant to the December Equity Purchase Agreement; Southridge’s commitment to purchase our common stock is subject to various conditions, including, but not limited to, limitations based on the trading volume of our common stock. We submitted various take-down requests during the first quarter of 2015 pursuant to the terms of the December Equity Purchase Agreement. As of May 12, 2015, 67,813,489 shares had been sold at an average price of $0.0137 per share, resulting in total proceeds of approximately $929,000.

Pursuant to the terms of the December Equity Purchase Agreement we agreed to pay Southridge a commitment fee of 1,000,000 shares of our common stock, of which 500,000 shares of our common stock were due to Southridge on January 16, 2015, the date that the registration statement was declared effective and the remaining 500,000 shares of common stock were due on January 20, 2015, the date that we delivered our first Draw Down Notice to Southridge. We valued the issuance of these shares based on the closing price of the stock as of January 16, 2015, $0.0169 for 500,000, and as of January 20, 2015, $0.0161 for 500,000, and we recorded $16,500 as a reduction in “Additional Paid In Capital” on our condensed consolidated balance sheets.

11. Stockholders’ Equity

We have 501,000,000 shares of capital stock authorized under our certificate of incorporation, consisting of 500,000,000 shares of common stock and 1,000,000 shares of preferred stock. As of September 30, 2014, we have authorized (i) 2,000 shares of Series A Convertible Preferred Stock, par value $0.001, (ii) 4,000 shares of Series B 4% Convertible Preferred Stock, par value $0.001, (iii) 1,175 shares of our Series C 8% Convertible Preferred Stock, par value $0.001, and (iv) 1,180 shares of our Series D 8% Convertible Preferred Stock, par value $0.001. All preferred stock has been converted or cancelled and none remain outstanding

On March 11, 2014, we filed a Registration Statement on Form S-1/A to register 35 million shares of common stock related to our Prior Equity Purchase Agreement with Southridge and on March 21, 2014, the Securities and Exchange Commission declared the Registration Statement effective. On March 26, 2014, we submitted an initial take-down request of $300,000 to Southridge pursuant to the terms of the Prior Equity Purchase Agreement and issued 12,541,806 shares of our common stock, of which partial proceeds of $100,000 was received on March 31, 2014 and $200,000 was received on April 16, 2014. On April 17, 2014, we issued 8,079,800 shares of our common stock in a Section 3(a) (10) proceeding that generated proceeds in the amount of $250,000 in full settlement of a claim (see Note 17. Commitments and Contingencies). On June 4, 2014, June 18, 2014, July 8, 2014, and October 25, 2014, we submitted additional take-down requests for $100,000, $100,000, $125,000, and approximately $52,000 respectively, pursuant to the terms of the Prior Equity Purchase Agreement. We issued a total of 44,079,800 shares of our common stock at an average price of $0.02 per share pursuant to the terms of the Prior Equity Purchase Agreement.

Pursuant to the terms of our Equity Purchase Agreement, a placement fee of 1 million shares of unregistered common stock was due to Southridge pursuant to the terms of the Equity Purchase Agreement. During March 2014, we issued 500,000 shares of unregistered common stock due upon the declaration of effectiveness of our Form S-1/A by the Securities and Exchange Commission of our Form S-1/A. In April 2014, we issued the remaining 500,000 shares of unregistered common stock to Southridge upon the completion of our initial take-down request under the Prior Equity Purchase Agreement.

On December 10, 2014, we entered into the December Equity Purchase Agreement with Southridge, that superseded our Prior Equity Purchase Agreement with Southridge that was entered into on January 23, 2014.  The terms of the December Equity Purchase Agreement are substantially similar to those of the Prior Equity Purchase Agreement. Pursuant to the December Equity Purchase Agreement and as provided in the Prior Equity Purchase Agreement, Southridge has committed to purchase up to $5,000,000 worth of our common stock, over a period of time terminating on the earlier of: (i) 18 months from the effective date of the registration statement to be filed by us for the Equity Purchase Agreement; or (ii) the date on which Southridge has purchased an aggregate maximum purchase price of $5,000,000 pursuant to the December Equity Purchase Agreement; Southridge’s commitment to purchase our common stock is subject to various conditions, including, but not limited to, limitations based on the trading volume of our common stock.

Pursuant to the terms of the December Equity Purchase Agreement we agreed to pay Southridge a commitment fee of 1,000,000 shares of our common stock (having a value of $17,900 based upon the closing price of our common stock on December 5, 2014), of which 500,000 shares of our common stock were issued to Southridge on the date that the registration statement was declared effective, January 16, 2015, and the remaining 500,000 shares of common stock were issued on the date that we delivered our first Draw Down Notice to Southridge.

On December 10, 2014, we also entered into a Registration Rights Agreement with Southridge pursuant to which we agreed to register shares of the common stock to be issued to Southridge in connection with the December Equity Purchase Agreement.

See Note 14 for a discussion of the accounting treatment of the stock warrant transactions discussed above.